Investment Strategy - Digital Asset Debt Strategy ETF	May 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal market conditions the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers that are directly involved in digital asset-related activities (“Digital Asset Debt Securities”). The digital asset-related activities that such issuers may be involved in include (i) mining of digital assets; (ii) holding digital assets in their corporate treasury or government treasury; and (iii) working on platforms to facilitate payment with, or the transfer of, digital assets.

The Digital Asset Debt Securities that the Fund invests in include convertible bonds (including synthetic convertible instruments), high yield bonds (commonly known as “junk” bonds), senior secured bonds, distressed debt and preferred stock. Convertible bonds are obligations of an issuer that can be converted into a predetermined number of shares of common stock of the issuer. Convertible bonds generally provide interest income while also providing upside potential where the price of the underlying common stock increases. The Fund invests in convertible securities (including synthetic convertible instruments) without regard to market capitalization. The Fund may also invest in Digital Asset Debt Securities issued by non-U.S. issuers, including issuers from emerging market countries.

The convertible securities that the Fund may invest in include corporate debt securities, debentures, notes or preferred stock that may be converted into equity securities and synthetic convertible securities, such as swaps or options on Digital Asset Debt Securities. The Digital Asset Debt Securities that the Fund invests in may be secured by an issuer’s holdings of digital assets. The Adviser and AlphaBit Investments, LLC (the “Sub-Adviser”), the Fund’s investment sub-adviser, considers junk bonds to be securities rated BB or lower by Standard & Poor’s Rating Group or Ba or lower by Moody’s Investor Services.

The Fund’s investment in Digital Asset Debt Securities will focus on the following categories of issuers:

●	Digital Asset Mining and Digital Asset Data Center Companies. Issuers that derive revenue from digital asset mining operations and digital asset data centers.

●	Direct Holders of Digital Assets. Corporate or government issuers with at least 1,000 bitcoins on their balance sheet or in their treasury, as applicable, or, in the case of government issuers (including national or state governments), that offer digital asset-linked debt securities.

●	Platform & Payment Companies. Issuers that provide platforms for trading or making payments with digital assets.

●	Global Asset Managers/Financial Service Providers. Issuers in the global asset management and financial services space that are industry leaders in driving the adoption of digital assets or facilitating commerce with the use of digital assets through offering products or services such as digital financing, tokenized products, or digital asset exchanges.

For purposes of compliance with the 80% investment policy noted above, the Fund will count investments in the debt securities of issuers whose primary source of revenue is derived directly from digital asset-related activities, issuers with a primary business of holding digital assets in their corporate treasury (i.e., that hold at least 1,000 bitcoin on their balance sheet), governments that hold at least 1,000 bitcoin in their treasury or that offer digital asset-linked debt securities or issuers that are industry leaders in a particular digital asset-related activity. In determining whether a company is an industry leader in a particular digital asset-related activity, the Adviser and Sub-Adviser will review trade publications, information about a company’s product lines and services, company financial reports, news articles and other data such as the amount of revenue a company has generated from digital asset-related activities relative to its competitors in the industry. With respect to companies that are platform & payment companies or global asset managers/financial service providers, the Adviser and Sub-Adviser will consider as part of this analysis the volume of digital-asset payment transactions processed, offerings of tokenized products or digital financing, the extent to which a company is promoting or offering new digital asset-related products and services, and the overall revenue generated from digital asset-related activities relative to competitors.

In addition, the Fund may invest up to 20% of its net assets in debt securities of issuers that are essential to supporting the infrastructure around digital asset-related activities such as utilities & energy companies that provide the electrical power generation needed for digital asset mining operations, and technology & semi-conductor companies that provide the specialized computer hardware and software used by digital asset minersPortfolio Attributes

In constructing the Fund’s portfolio, the Adviser and Sub-Adviser seek to invest in Digital Asset Debt Securities that they believe have a high correlation to the price of bitcoin. When making buy and sell decisions for the Fund, the Adviser also:

1.	Evaluates the default risk of a particular Digital Asset Debt Security using traditional credit analysis;
2.	Analyzes the underlying common stock of a convertible Digital Asset Debt Security to determine its capital appreciation potential;
3.	Assess the risk/return potential of a Digital Asset Debt Security; and
4.	Evaluates the Digital Asset Debt Security’s impact on the overall composition and diversification of the Fund’s portfolio.

As part of the evaluation process, the Adviser and Sub-Adviser will consider:

●	a Digital Asset Debt Security’s structural features, such as its position in a company’s capital structure and whether it has a “put” feature (which gives the owner the right to sell the Digital Asset Debt Security at a set price within a specified time frame) or “call” feature (which gives an issuer the right to repurchase the Digital Asset Debt Security under specified circumstances.

●	the credit and prepayment risks applicable to a Digital Asset Debt Security; and

●	the valuation, financial strength, growth potential, competitive position, cash flows and dividends of the issuer of the Digital Asset Debt Security.

The Fund expects to maintain a portfolio of approximately 35 to 70 holdings although the actual number of holdings may vary. The Adviser and Sub-Adviser do not have any duration targets for the Fund’s portfolio. The Fund may utilize swaps or options on Digital Asset Debt Securities in lieu of a direct investment where such investment provides lower-cost exposure to a target Digital Asset Debt Security than direct investment. The notional value of any investment in swaps or options on Digital Asset Debt Securities will be counted towards compliance with the 80% investment policy noted above. The Fund will also sell a Digital Asset Debt Security that has converted into an equity security, if doing so would be necessary to maintain compliance with the Fund’s 80% investment policy. The Fund will count investments in other investment companies that primarily invest in Digital Asset Debt Securities towards compliance with the Fund’s 80% investment policy.

Strategy Portfolio Concentration [Text]	Under normal market conditions the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities of issuers that are directly involved in digital asset-related activities (“Digital Asset Debt Securities”).